Income tax (Details) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Income tax
Income tax expense	$ 2,065	$ 2,050		$ 5,486	$ 6,025
Non-cash income tax expense	214	204	$ 214	636	615
Increases in uncertain tax positions	234	$ 713		445	$ 1,499
Unrecognized tax benefits	$ 2,170			$ 2,170		$ 1,725